Reportable Segments (Details) (USD $)	12 Months Ended
	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009 Apartmentunit LandParcels Year Property Hector Project	Dec. 31, 2008 Property Apartmentunit Hector Year
Rental income:
Same store	$ 1,728,268,000	$ 1,730,335,000	$ 1,778,183,000
Non-same store/other	257,775,000	115,822,000	186,771,000
Properties sold in 2010			(88,681,000)
Properties sold-September YTD 2011	(213,586,000)	(207,781,000)	(241,618,000)
Total rental income	1,772,457,000	1,638,376,000	1,634,655,000
Operating expenses:
Same store	654,663,000	648,508,000	645,123,000
Non-same store/other	151,815,000	94,486,000	143,570,000
Properties sold in 2010			(31,205,000)
Properties sold- September YTD 2011	(109,919,000)	(108,614,000)	(135,730,000)
Total operating expenses	696,559,000	634,380,000	621,758,000
NOI:
Same store	1,073,605,000	1,081,827,000	1,133,060,000
Non-same store/other	105,960,000	21,336,000	43,201,000
Properties sold in 2010			(57,476,000)
Properties sold-September YTD 2011	(103,667,000)	(99,167,000)	(105,888,000)
Total NOI	1,075,898,000	1,003,996,000	1,012,897,000
Total assets	16,184,194,000	15,417,515,000
Reconciliation of NOI
Rental income	1,772,457,000	1,638,376,000	1,634,655,000
Property and maintenance expense	(404,083,000)	(371,820,000)	(365,389,000)
Real estate taxes and insurance expense	(212,389,000)	(191,260,000)	(179,545,000)
Property management expense	(80,087,000)	(71,300,000)	(76,824,000)
Total operating expenses	(696,559,000)	(634,380,000)	(621,758,000)
Net operating income	1,075,898,000	1,003,996,000	1,012,897,000
Reportable Segments (Textuals) [Abstract]
No customer contributes more than 10% or more of Company's total revenue	10.00%	10.00%	10.00%
Units in same store properties	112,042	112,042	113,598
Overhead Costs	600,000	1,400,000	2,800,000
Northeast [Member]
Rental income:
Same store	574,147,000	566,518,000	553,712,000
Non-same store/other	112,747,000	23,195,000	37,000,000
Total rental income	686,894,000	589,713,000	590,712,000
Operating expenses:
Same store	215,365,000	211,352,000	199,673,000
Non-same store/other	54,780,000	12,798,000	16,806,000
Total operating expenses	270,145,000	224,150,000	216,479,000
NOI:
Same store	358,782,000	355,166,000	354,039,000
Non-same store/other	57,967,000	10,397,000	20,194,000
Total NOI	416,749,000	365,563,000	374,233,000
Total assets	6,211,534,000	5,435,072,000
Northwest [Member]
Rental income:
Same store	353,123,000	357,502,000	372,197,000
Non-same store/other	18,042,000	2,010,000	18,347,000
Total rental income	371,165,000	359,512,000	390,544,000
Operating expenses:
Same store	132,331,000	129,696,000	128,448,000
Non-same store/other	7,950,000	1,851,000	7,664,000
Total operating expenses	140,281,000	131,547,000	136,112,000
NOI:
Same store	220,792,000	227,806,000	243,749,000
Non-same store/other	10,092,000	159,000	10,683,000
Total NOI	230,884,000	227,965,000	254,432,000
Total assets	2,665,707,000	2,474,775,000
Southeast [Member]
Rental income:
Same store	383,475,000	383,239,000	407,871,000
Non-same store/other	9,271,000	4,268,000	6,090,000
Total rental income	392,746,000	387,507,000	413,961,000
Operating expenses:
Same store	157,518,000	158,977,000	166,022,000
Non-same store/other	4,126,000	1,727,000	2,995,000
Total operating expenses	161,644,000	160,704,000	169,017,000
NOI:
Same store	225,957,000	224,262,000	241,849,000
Non-same store/other	5,145,000	2,541,000	3,095,000
Total NOI	231,102,000	226,803,000	244,944,000
Total assets	2,602,318,000	2,674,499,000
Southwest [Member]
Rental income:
Same store	417,523,000	423,076,000	444,403,000
Non-same store/other	33,456,000	16,985,000	23,400,000
Total rental income	450,979,000	440,061,000	467,803,000
Operating expenses:
Same store	149,449,000	148,483,000	150,980,000
Non-same store/other	15,136,000	9,418,000	14,363,000
Total operating expenses	164,585,000	157,901,000	165,343,000
NOI:
Same store	268,074,000	274,593,000	293,423,000
Non-same store/other	18,320,000	7,567,000	9,037,000
Total NOI	286,394,000	282,160,000	302,460,000
Total assets	3,240,170,000	2,971,396,000
Others [Member]
Rental income:
Non-same store/other	84,259,000	69,364,000	101,934,000
Properties sold in 2010			(88,681,000)
Properties sold-September YTD 2011	(213,586,000)	(207,781,000)	(241,618,000)
Total rental income	(129,327,000)	(138,417,000)	(228,365,000)
Operating expenses:
Non-same store/other	69,823,000	68,692,000	101,742,000
Properties sold in 2010			(31,205,000)
Properties sold- September YTD 2011	(109,919,000)	(108,614,000)	(135,730,000)
Total operating expenses	(40,096,000)	(39,922,000)	(65,193,000)
NOI:
Non-same store/other	14,436,000	672,000	192,000
Properties sold in 2010			(57,476,000)
Properties sold-September YTD 2011	(103,667,000)	(99,167,000)	(105,888,000)
Total NOI	(89,231,000)	(98,495,000)	(163,172,000)
Total assets	$ 1,464,465,000	$ 1,861,773,000